Condensed Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Operating activities
Net loss	$ (15,133)	$ (3,115)	$ (29,745)	$ (11,077)		$ (59,435)	$ (15,128)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			2,923	3,322		6,056	3,902
Impairment of intangibles	2,690		2,690		$ 1,600	2,141
Impairment of goodwill					19,700	26,910
Interest expense on lease liability			278	353		641	307
Provision for expected credit losses			88		202	273	473
Bargain purchase gain	(1,693)		(1,693)
Acquisition costs			3,341
Gain on disposal of assets, net			(4,254)
Share-based compensation			4,451	2,582		5,062	4,004
Shares issued for settlement of accounts payable			6,730
Deferred tax income			(678)	(452)		(1,313)	(336)
Loss on sale of cryptocurrency assets			35
Working capital changes:
Accounts receivable, net			2,969	(1,623)
Inventory			1,927	1,793		3,530	(1,014)
Prepaids and other assets			(10,019)	314		674	(618)
Accounts payable			4,804	5,181
Accrued liabilities			70	220
Operating leases, net			(82)
Deferred revenue			509			13	(35)
Trade and other receivables						(838)	(6,741)
Trade and other payables						14,294	18,888
Income tax payable						(337)	164
Net cash flows (used in) from operating activities			(15,744)	613		(2,329)	3,866
Investing activities
Capital expenditures				(996)
Acquisitions			5,940			(3,223)	(17,968)
Proceeds from sale of cryptocurrency assets			2,041
Purchase of cryptocurrency assets			(2,076)
Proceeds from sale of assets			7,375
Property and equipment				(3,494)		1,719	(1,726)
Purchase of intangible assets							(86)
Net cash used in investing activities			13,280	(4,490)		(1,504)	(19,780)
Financing activities
Payment of principal portion of lease liabilities				(1,609)		(3,689)	(1,788)
Proceeds from short-term borrowings			859	2,562		3,535	4,341
Repayment of short-term borrowings			(1,662)
Proceeds from share issuance						1,269
Proceeds from long-term borrowings			2,470	4,288		5,826	20,204
Repayment of long-term borrowings			(7,614)	(1,400)		(4,740)	(2,968)
Proceeds from private placements			9,238
Redemption of shares			(137)			(120)
Payments to related parties						(915)	(3,356)
Net cash flows from financing activities			3,154	3,841		1,166	16,433
Net (decrease) increase in cash			690	(36)		(2,667)	519
Effect of foreign currency translation adjustments			116	(1,546)
Cash, beginning of year			106	2,070	2,070	2,810	2,291
Cash, end of year	$ 912	$ 488	912	488	$ 106	$ 143	$ 2,810
Supplemental schedule of cash flow information:
Cash paid for interest			(1,549)	(2,662)
Disclosure of non-cash financing activities:
Conversion of convertible debt			(927)
Capital contribution for settlement of historical related-party loans			$ 1,352